As filed with the Securities and Exchange Commission on or about August 13, 2010

Registration No. 333-05265 and 811-07655

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_____________

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 47	☒

and/or

REGISTRATION STATEMENT

Under the Investment Company Act of 1940

Amendment No. 50	☒

DRIEHAUS MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

25 East Erie Street
Chicago, Illinois 60611
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code:  (312) 587-3800

(Name and Address of Agent for Service) Mary H. Weiss, Esq. Driehaus Capital Management LLC 25 East Erie Street Chicago, Illinois 60611	Copy to: Cathy G. O’Kelly, Esq. Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b); or
☒	on September 12, 2010 pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on (date) pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (Accession number: 0000950123-10-054716) filed June 1, 2010 under Rule 485(a) under the Securities Act of 1933.  This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 46 to the Registrant’s Registration Statement filed on June 1, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 13th day of August, 2010.

DRIEHAUS MUTUAL FUNDS

By:	/s/Richard H. Driehaus
Richard H. Driehaus, President

Pursuant to the requirements of the 1933 Act, this Amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 13th day of August, 2010.

/s/Richard H. Driehaus	President and Trustee (Principal Executive Officer)
Richard H. Driehaus

*	Trustee
Francis J. Harmon

*	Trustee
A. R. Umans

*	Trustee
Daniel F. Zemanek

/s/Michelle L. Cahoon	Vice President and Treasurer (Principal Financial Officer)
Michelle L. Cahoon

*By:	/s/Michelle L. Cahoon
Michelle L. Cahoon
Attorney-In-Fact (pursuant to Power of Attorney)

*Signed by Michelle L. Cahoon pursuant to a Power of Attorney previously filed as Exhibit (h)(iii) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 27, 2006.